RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salaries and bonuses	$ 72,666	$ 59,501	$ 73,398
Per diem compensation to members of the Board of Directors	2,560	2,566	1,783
Termination benefits	9,068	4,936	6,174
Total	$ 84,294	$ 67,003	$ 81,355